8. Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Trade payables	$ 470,172	$ 722,376	$ 568,065
Accrued liabilities	219,772	301,758	614,384
Accounts payable and accrued liabilities	$ 689,944	$ 1,024,134	$ 1,182,449